Fair Value Measurement - Summary of Effect Adverse Changes in Estimated Fair Value of the Loans (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Weighted average expected future recovery rates	4.80%	4.30%
Increase by 10%	¥ 35,267	¥ 25,297
Decrease by 10%	¥ (35,267)	¥ (25,297)